Business and Operations	12 Months Ended
Dec. 31, 2014
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Business and Operations

NOTE 1 — BUSINESS AND OPERATIONS

Real Industry, Inc. (“Real Industry,” the “Company,” “we” or “us” and formerly known as Signature Group Holdings, Inc.) is a holding company that owns all of the outstanding interests of its two primary operating companies, Real Alloy Intermediate Holding, LLC (“Real Alloy Parent”) and SGGH, LLC, as well as other ancillary operating companies.

In 2014, Real Industry’s operations were largely concentrated in one operating segment, Industrial Supply, which included one of the largest independent circuit breaker suppliers in the United States, doing business as North American Breaker, Co. LLC (“NABCO”). On January 9, 2015, the Company sold its interest in NABCO. The consolidated financial statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2014 (the “Annual Report”), filed with the Securities and Exchange Commission (“SEC” or “Commission”) on March 16, 2015, reflected NABCO in continuing operations in accordance with generally accepted accounting principles in the United States (“GAAP”). The Company is reissuing these financial statements to reflect NABCO in discontinued operations for all periods presented, as it is reflected in the Company’s reports on Form 10-Q for the quarterly periods ended March 31, 2015 and June 30, 2015, filed with the SEC on May 12, 2015 and August 17, 2015, respectively.

In 2013, management substantially wound down a second operating segment, Special Situations, which selectively acquired sub-performing and nonperforming commercial and industrial loans, leases and mortgages.

The senior management team expects to grow our business through acquisitions as well as through organic efforts within existing operations described below. Our current business strategy seeks to leverage our public company status, considerable federal and California NOLs and the experience of our Board and management to acquire operating businesses at prices and on terms that are aligned with our growth plans.

Retrospective reclassification of NABCO

As described above, these consolidated financial statements are being reissued to retrospectively reclassify the assets and liabilities and results of operations of NABCO as a discontinued operation, held for sale, as of December 31, 2014. NABCO was sold in January 2015 and its assets and liabilities and results of operations have been reflected in discontinued operations in all periodic financial reports filed with the SEC since the Annual Report. The SEC requires a registrant to include or incorporate by reference in a registration statement filed with the SEC under the Securities Act of 1933, as amended (the “Securities Act”), the retrospective reclassification of previously issued financial statements to reflect the subsequent reclassification of operations to discontinued operations.

Reincorporation

A holding company reorganization and reincorporation from Nevada to Delaware (the “Reincorporation”) was completed on January 2, 2014, to take advantage of the benefits of Delaware corporate law and to provide a better organizational structure for future acquisitions and management of existing operations. In late 2013, a Delaware corporation and its subsidiary, SGGH, LLC, a Delaware limited liability company (“SGGH”), were formed for the purposes of completing the Reincorporation. In the Reincorporation, following the approval of our stockholders at a special meeting of stockholders held on December 30, 2013, Signature Group Holdings, Inc., a Nevada corporation (“Signature Nevada”) merged with and into SGGH, with SGGH continuing as the surviving entity and as a wholly owned subsidiary of the Delaware holding company, thereafater known as Signature Group Holdings, Inc., a Delaware corporation (“Signature Delaware”). In such transaction, effective January 2, 2014, each outstanding share of Signature Nevada common stock was converted into one share of common stock of Signature Delaware. The directors and executive officers of the Company prior to the Reincorporation continued to serve as the Board and executive officers of the Company thereafter. Prior to the merger, Signature Nevada had 66,500,000 shares of $0.01 par value common stock authorized and 12,219,781 shares outstanding. Following the merger, Signature Delaware had 66,500,000 shares of $0.001 par value common stock authorized and 12,219,781 shares outstanding. The current corporate capital structure has been retrospectively reflected in the consolidated financial statements.

Corporate Name Change

At the Annual Meeting of Stockholders held on May 28, 2015, our stockholders approved a resolution to change the name of the corporation to Real Industry, Inc. See Note—16 Subsequent Events for additional information regarding the name change and other corporate matters.

Operations

Headquartered in Burbank, California, NABCO is one of the largest independent suppliers of circuit breakers in the United States. Industrial Supply focused on the replacement circuit breaker market, particularly for commercial and industrial circuit breakers, where replacement time is extremely important, but also supplies residential circuit breakers. NABCO operated from nine warehouse distribution locations across North America, which enabled it to provide speedy customer delivery times, a key attribute of its service-oriented model. NABCO’s assets were primarily comprised of inventory, accounts receivable and intangible assets, and its liabilities were primarily comprised of trade payables, a line of credit and long-term debt. As a result of its sale in January 2015, the assets, liabilities and results of operations of NABCO are presented in discontinued operations.

Historically, Special Situations, a second operating segment, selectively acquired sub-performing and nonperforming commercial and industrial loans, corporate bonds, and mortgages, typically at a discount to the unpaid principal balance. Since the second quarter of 2013, when all of Special Situations’ residential real estate loans were sold generating cash proceeds of $27.1 million and a gain of $5.0 million, substantially all of the remaining assets have been monetized, including its nonmarketable preferred equity security upon the sale of the private company issuer in the fourth quarter of 2014, leaving only $1.2 million of commercial real estate loans held for investment in Special Situations as of December 31, 2014. Special Situations will not be a reportable segment in 2015.

In addition to NABCO, the Company’s operations include other discontinued operations, where it holds and manages certain assets and liabilities related to the former businesses of Signature Nevada, now SGGH and then known as Fremont General Corporation (“Fremont”) and its primary operating subsidiary, Fremont Investment & Loan (“FIL”). The assets and liabilities of discontinued operations are being managed to maximize cash recoveries and limit costs and exposures.

Recent Developments

In October 2014, Real Alloy Holding, Inc. (“Real Alloy” and formerly SGH Acquisition Holdco, Inc., a wholly owned subsidiary of Real Alloy Parent), entered into a definitive Purchase and Sale Agreement (the “Real Alloy Purchase Agreement”) to acquire certain subsidiaries of Aleris Corporation (“Aleris”) comprising Aleris’ global recycling and specification alloys business (“GRSA” and collectively, the “GRSA Entities” or “GRSA Business”) for $525.0 million (the “Real Alloy Acquisition”), subject to adjustments for the cash, indebtedness, transaction expenses and net working capital of the GRSA Entities. In February 2015, the Real Alloy Acquisition was consummated.

From October 2014 through February 2015, Real Industry, Real Alloy and other related subsidiaries completed a series of equity and debt financing transactions, and sold NABCO, to raise the capital required to fund the Real Alloy Acquisition, pay transaction costs and fund opening cash balances as highlighted below:

•	On October 28, 2014, Real Industry issued 0.3 million shares of its common stock for $10.00 per share in a private placement (the “October Private Placement”).
•	On December 19, 2014, Real Industry completed an underwritten equity offering of 4.4 million shares of its common stock for $6.50 per share, before the underwriting discount (the “Equity Offering”).
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On January 8, 2015, SGH Escrow Corporation (“SGH Escrow”), a wholly owned subsidiary of Real Alloy Parent that was merged with and into Real Alloy following the closing of the Real Alloy Acquisition, with Real Alloy continuing as the surviving entity, issued $305 million of 10% senior secured notes due January 15, 2019 (the “Senior Secured Notes”). The Senior Secured Notes were issued at a price of 97.206%, for gross proceeds of approximately $296.5 million. See Note 16—Subsequent Events for additional information about the Senior Secured Notes.

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On January 9, 2015, SGGH completed the sale of its wholly owned subsidiary, NABCO, for gross proceeds of $78.0 million, subject to customary adjustments, to PNC Riverarch Capital, a division of PNC Capital Finance, LLC (the “NABCO Sale”). See Note 16—Subsequent Events for additional information about the NABCO Sale.

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On February 27, 2015, concurrent with the consummation of the Real Alloy Acquisition, Real Industry completed a rights offering (the “Rights Offering”) to its existing common stockholders, in which Real Industry issued 9,751,773 shares of its common stock for $5.64 per share, raising gross proceeds of $55.0 million.

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Also, concurrent with the consummation of the Real Alloy Acquisition, Real Alloy made a $59.5 million initial draw on a new $110 million senior secured revolving asset-based credit facility (the “Asset-Based Facility”) and a €25.0 million, or $28.0 million, initial draw on a nonrecourse factoring facility with a maximum financing amount of  €50 million (the “Factoring Facility”).

•	On February 27, 2015, the Real Alloy Acquisition closed, and the proceeds from the Senior Secured Notes were released from escrow.

The $525 million purchase price was funded with $500 million in cash from certain proceeds from the NABCO Sale and the net proceeds of i) the October 2014 Private Placement; ii) the Equity Offering; iii) the Senior Secured Notes; iv) the Asset-Based Facility; v) the Factoring Facility; and vi) $25 million of a new series of non-participating preferred stock (the “Series B Preferred Stock”) issued to Aleris as part of the purchase price (clauses i) through vi) collectively, the “Financings”), and such shares, along with $5 million of cash, were placed into escrow to satisfy Aleris’ indemnification obligations. See Note 16—Subsequent Events for additional information about the Financings and the Real Alloy Acquisition.